Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating leases terms varying	3 years 3 months
Total lease costs	$ 4.2
Short-term Lease, Cost	$ 0.5
Operating Leases, Rent Expense		$ 2.3	$ 1.4
Maximum [Member]
Operating leases terms varying	5 years
Minimum [Member]
Operating leases terms varying	1 year